CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Activities:
Net earnings (loss) (Parent and noncontrolling interests)	$ (540)	$ 412	$ (6,149)	$ (576)
Less: Net earnings from discontinued operations, net of tax	0	0	14	676
Net earnings (loss) from continuing operations	(540)	412	(6,163)	(1,252)
Adjustments to reconcile net earnings (loss) from continuing operations to net cash flow provided by operating activities:
Programming charges	41	0	1,118	2,371
Depreciation and amortization	590	204	392	418
Impairment charges	0	157	6,130	83
Amortization of content costs and participation and residuals expense	6,026	8,045	13,888	14,713
Deferred tax benefit	(115)	(401)	(630)	(650)
Stock-based compensation	160	113	245	177
Gain on dispositions	0	(35)	0	0
(Gain) loss from investments	40	0	17	(168)
Gain on extinguishment of debt	0	0	0	(29)
Equity in loss of investee companies, net of tax and distributions	105	179	304	363
Change in assets and liabilities
(Increase) decrease in receivables	(340)	1,296	548	523
Increase in inventory and related program, participation, and residuals liabilities	(5,955)	(9,094)	(15,812)	(15,518)
Increase (decrease) in accounts payable and other liabilities	514	(831)	324	(659)
(Decrease) increase in pension and postretirement benefit obligations	(97)	(111)	23	(69)
Increase in income taxes	5	121	141	267
Other, net	51	109	227	(186)
Net cash flow provided by operating activities from continuing operations	485	164	752	384
Net cash flow provided by operating activities from discontinued operations	0	0	0	91
Net cash flow provided by operating activities	485	164	752	475
Investing Activities:
Investments	(33)	(205)	(326)	(322)
Capital expenditures	(162)	(134)	(263)	(328)
Acquisitions, net of cash acquired	(60)	0	0	0
Proceeds from dispositions	95	66	554	71
Other investing activities	0	(3)	(8)	(3)
Net cash flow used for investing activities from continuing operations	(160)	(276)	(43)	(582)
Net cash flow provided by investing activities from discontinued operations	0	0	55	1,524
Net cash flow (used for) provided by investing activities	(160)	(276)	12	942
Financing Activities:
Proceeds from issuance of debt	0	0	0	45
Repayment of debt	0	0	(126)	(1,277)
Repayment of Skydance credit facility	(720)	0	0	0
Dividends paid on preferred stock	0	0	(29)	(58)
Dividends paid on common stock	(90)	(101)	(139)	(389)
Payment of payroll taxes in lieu of issuing shares for stock-based compensation	(92)	(26)	(60)	(29)
Payments to noncontrolling interests	(5)	(32)	(127)	(93)
Other financing activities	(4)	0	(26)	(40)
Net cash flow used for financing activities	(911)	(159)	(507)	(1,841)
Effect of exchange rate changes on cash and cash equivalents	9	70	(56)	(1)
Net (decrease) increase in cash and cash equivalents	(577)	(201)	201	(425)
Cash and cash equivalents at beginning of period (Note 19)	3,851	2,661	2,460	2,885
Cash and cash equivalents at end of period (Note 19)	$ 3,274	$ 2,460	$ 2,661	$ 2,460